As filed with the Securities and Exchange Commission on August 28, 2015
Securities Act File No. 002-74452
Investment Company Act File No. 811-03290

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒
(Check appropriate box or boxes) __________________
BlackRock Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Variable Series Funds, Inc. 55 East 52nd Street New York, New York 10055 United States of America
(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:
Margery K. Neale, Esq.	Benjamin Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055
__________________

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on September 1, 2015 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Common Stock, par value $0.10 per share.

Explanatory Note

This Post-Effective Amendment No. 78 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 79 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Variable Series Funds, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 1, 2015, the effectiveness of the registration statement for BlackRock Variable Series Funds, Inc., filed in Post-Effective Amendment No. 77 on June 30, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 78 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 77 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on August 28, 2015.

BLACKROCK VARIABLE SERIES FUNDS, INC.
(REGISTRANT)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive	August 28, 2015
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	August 28, 2015
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Director
(James H. Bodurtha)

BRUCE R. BOND*	Director
(Bruce R. Bond)
VALERIE G. BROWN*	Director
(Valerie G. Brown)

DONALD W. BURTON*	Director
(Donald W. Burton)

STUART E. EIZENSTAT*	Director
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Director
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Director
(Robert M. Hernandez)

	JOHN F. O’BRIEN*	Director
(John F. O’Brien)

	DONALD C. OPATRNY*	Director
(Donald C. Opatrny)
	ROBERTA COOPER RAMO*	Director
(Roberta Cooper Ramo)

	DAVID H. WALSH*	Director
(David H. Walsh)

	FRED G. WEISS*	Director
(Fred G. Weiss)

	ROBERT FAIRBAIRN*	Director
(Robert Fairbairn

	HENRY GABBAY*	Director
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD		August 28, 2015
Benjamin Archibald (Attorney-in-Fact)